Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 6,457	$ 2,984	$ 18,511	$ 12,398
Cost of goods sold	971	662	2,605	2,258
Gross profit	5,486	2,322	15,906	10,140
Operating expenses:
Research and development	5,857	5,642	29,510	21,358
Sales and marketing	6,687	3,249	17,034	12,738
General and administrative	4,627	3,552	23,512	12,483
Loss from operations	(11,685)	(10,121)	(54,150)	(36,439)
Interest income	92	35	431	180
Interest expense	(3)	(5)	(16)	(1)
Loss on equity issuance	0	(1,465)	(4,353)	(8,312)
Change in fair value of tranche and warrant liabilities	2,521	2,421	(10,855)	(2,186)
Change in fair value of contingent liabilities	(3,988)	0	10,293	0
Other income and expense, net	(153)	(19)	(379)	(420)
Loss before income taxes	(13,216)	(8,273)	(59,029)	(47,178)
Income tax expense	(3)	5	(9)	(9)
Net loss available to common stockholders	(13,219)	(8,268)	(59,038)	(47,187)
Deemed dividend related to Series B-2 preferred stock down round provision	0	(959)	(2,981)	(2,829)
Undeclared dividends on Series A preferred stock	(801)	0	(1,258)	0
Net loss attributable to common stockholders	$ (14,020)	$ (9,227)	$ (63,277)	$ (50,016)
Net loss per share, basic (in dollars per share)	$ (0.60)	$ (0.57)	$ (6.73)	$ (161.55)
Net loss per share, diluted (in dollars per share)	$ (0.60)	$ (0.57)	$ (6.73)	$ (161.55)
Weighted average common shares outstanding, diluted (in shares)	23,323,045	16,166,581	9,395,748	309,609
Weighted average common shares outstanding, diluted (in shares)	23,323,045	16,166,581	9,395,748	309,609